Exchangeable Securities - Option To Exchange (Details) - Option to exchange - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Fair value	$ 0	$ 0
Minimum
Disclosure of detailed information about borrowings [line items]
Sensitivity percentage	0	0
Maximum
Disclosure of detailed information about borrowings [line items]
Sensitivity percentage	$ (33)	$ (27)